Inflation Managed Bond ETF Average Annual Total Returns	12 Months Ended	27 Months Ended	32 Months Ended	50 Months Ended	58 Months Ended	60 Months Ended	83 Months Ended	85 Months Ended	103 Months Ended	112 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	6.85%	4.25%	(0.05%)	0.07%	(0.36%)	1.96%	2.12%	1.76%	1.60%	2.01%
BLOOMBERG 1-10 YEAR US TIPS INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.47%					2.52%					3.32%
BLOOMBERG US INTERMEDIATE AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.45%					0.68%					2.06%
ETF
Prospectus [Line Items]
Average Annual Return, Percent	7.43%					2.50%					3.04%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.72%					1.05%					1.83%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.38%					1.28%					1.80%